Supplementary Oil And Gas Information (Unaudited) - Capitalized Costs Related to Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	$ 141,397	$ 136,108	$ 130,953
Unproved properties	2,226	2,250	2,436
Capitalized costs, gross	143,623	138,358	133,389
Net capitalized costs	66,693	68,253	67,784
Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(76,930)	(70,105)	(65,605)
North America
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	128,807	124,690	119,707
Unproved properties	2,128	2,159	2,353
Capitalized costs, gross	130,935	126,849	122,060
Net capitalized costs	65,388	65,618	65,130
North America | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(65,547)	(61,231)	(56,930)
North Sea
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	8,258	7,438	7,283
Unproved properties	0	0	0
Capitalized costs, gross	8,258	7,438	7,283
Net capitalized costs	152	1,487	1,430
North Sea | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	(8,106)	(5,951)	(5,853)
Offshore Africa
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Proved properties	4,332	3,980	3,963
Unproved properties	98	91	83
Capitalized costs, gross	4,430	4,071	4,046
Net capitalized costs	1,153	1,148	1,224
Offshore Africa | Oil and gas assets
Capitalized Costs Relating To Oil And Gas Producing Activities, By Geographic Area1 [Line Items]
Less: accumulated depletion and depreciation	$ (3,277)	$ (2,923)	$ (2,822)